UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3578

Aquila Funds Trust
(Exact Name of Registrant as Specified in Charter)

120 West 45th Street, Suite 3600
New York, New York  10036
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
120 West 45th Street, Suite 3600
New York, New York  10036
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end:  December 31, 2014

Date of reporting period:  September 30, 2015

Item 1. Schedule of Investments.

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2015
(unaudited)

Principal
Amount	Corporate Bonds (91.3%)	Value	(a)

	Advertising & Marketing (1.4%)
	Lamar Media Corp.
$2,275,000	5.875%, 02/01/22	$2,363,156

	Aerospace & Defense (0.5%)
	Orbital ATK, Inc.
800,000	5.250%, 10/01/21	810,000

	Apparel & Textile Products (3.3%)
	Carter's Inc.
1,500,000	5.250%, 08/15/21	1,545,000

	Hanesbrands, Inc.
2,250,000	6.375%, 12/15/20	2,328,750

	Levi Strauss & Co.
850,000	6.875%, 05/01/22	911,625

	Wolverine World Wide, Inc.
900,000	6.125%, 10/15/20	934,875

		5,720,250

	Auto Parts Manufacturing (0.9%)
	Goodyear Tire and Rubber Co.
1,500,000	8.250%, 08/15/20	1,561,875

	Cable & Satellite (2.4%)
	CCO Holdings LLC
1,773,000	7.000%, 01/15/19	1,808,460
1,500,000	6.500%, 04/30/21	1,507,500

	Dish DBS Corp.
825,000	6.750%, 06/01/21	794,574

		4,110,534

	Casinos & Gaming (0.8%)
	Churchill Downs, Inc.
1,300,000	5.375%, 12/15/21	1,313,000

	Communications Equipment (1.4%)
	ViaSat, Inc.
2,325,000	6.875%, 06/15/20	2,441,250

	Consumer Products (2.1%)
	Prestige Brands, Inc.
1,825,000	8.125%, 02/01/20	1,911,688
575,000	5.375%, 12/15/21 144A	560,625

	Spectrum Brands, Inc.
1,050,000	6.625%, 11/15/22	1,110,375

		3,582,688

	Consumer Services (7.8%)
	ADT Corp.
515,000	6.250%, 10/15/21	531,094

	Aramark Corp.
5,550,000	5.750%, 03/15/20	5,768,531

	Service Corp. International
3,875,000	4.500%, 11/15/20	3,952,500
1,725,000	5.375%, 01/15/22	1,796,881

	United Rentals, Inc.
1,050,000	7.375%, 05/15/20	1,102,500
414,000	8.250%, 02/01/21	435,735

		13,587,241

	Containers & Packaging (6.2%)
	Ball Corp.
1,400,000	5.000%, 03/15/22	1,403,500
600,000	4.000%, 11/15/23	561,000

	Berry Plastics Corp.
950,000	5.500%, 05/15/22	923,875

	Crown Holdings, Inc.
4,600,000	6.250%, 02/01/21	4,766,750

	Graphic Packaging International, Inc.
825,000	4.875%, 11/15/22	822,938

	Silgan Holdings, Inc.
1,500,000	5.000%, 04/01/20	1,511,250
800,000	5.500%, 02/01/22	816,000

		10,805,313

	Entertainment Content (1.6%)
	AMC Networks, Inc.
1,400,000	7.750%, 07/15/21	1,480,640

	WMG Acquisition Corp.
1,250,000	6.000%, 01/15/21 144A	1,250,000

		2,730,640

	Entertainment Resources (7.5%)
	AMC Entertainment
2,475,000	5.875%, 02/15/22	2,487,375

	Carmike Cinemas, Inc.
1,095,000	6.000%, 06/15/23 144A	1,105,950

	Cinemark Holdings, Inc.
3,800,000	7.375%, 06/15/21	3,971,000
1,100,000	5.125%, 12/15/22	1,078,000

	Live Nation Entertainment, Inc.
2,100,000	7.000%, 09/01/20 144A	2,194,500
850,000	5.375%, 06/15/22 144A	833,000

	Regal Entertainment
1,375,000	5.750%, 03/15/22	1,350,938

		13,020,763

	Food & Beverage (3.3%)
	Constellation Brands, Inc.
1,125,000	6.000%, 05/01/22	1,229,063

	Cott Beverages, Inc.
750,000	6.750%, 01/01/20	770,625
600,000	5.375%, 07/01/22	581,244

	Pinnacle Foods, Inc.
2,200,000	4.875%, 05/01/21	2,161,500

	WhiteWave Foods Co.
925,000	5.375%, 10/01/22	959,688

		5,702,120

	Hardware (1.7%)
	CDW Corp.
2,250,000	6.000%, 08/15/22	2,351,813

	NCR Corp.
675,000	5.875%, 12/15/21	661,500

		3,013,313

	Health Care Facilities & Services (5.8%)
	Acadia Healthcare Co., Inc.
500,000	5.125%, 07/01/22	492,500

	AmSurg Corp.
3,350,000	5.625%, 11/30/20	3,400,250
1,050,000	5.625%, 07/15/22	1,048,688

	CHS/Community Health Systems, Inc.
1,050,000	8.000%, 11/15/19	1,092,656
600,000	7.125%, 07/15/20	624,000

	Envision Healthcare Corp.
575,000	5.125%, 07/01/22 144A	573,563

	HCA Holdings, Inc.
525,000	6.500%, 02/15/20	572,250
575,000	6.250%, 02/15/21	612,375
600,000	7.500%, 02/15/22	678,000

	HealthSouth Corp.
900,000	7.750%, 09/15/22	936,000

		10,030,282

	Industrial Distribution & Rental (1.0%)
	HD Supply, Inc.
515,000	11.500%, 07/15/20	581,950
1,025,000	7.500%, 07/15/20	1,066,000

		1,647,950

	Industrial Other (2.3%)
	AECOM Technology Corp.
825,000	5.750%, 10/15/22 144A	829,645

	SBA Telecommunications Corp.
2,575,000	5.750%, 07/15/20	2,652,250
600,000	4.875%, 07/15/22	588,750

		4,070,645

	Leisure Products Manufacturing (1.9%)
	Jarden Corp.
2,825,000	6.125%, 11/15/22	2,909,750

	Vista Outdoor, Inc.
420,000	5.875%, 10/01/23 144A	426,300

		3,336,050

	Pipeline (0.7%)
	Targa Resources Partners LP
800,000	6.875%, 02/01/21	774,000

	Tesoro Logistics LP/Corp.
525,000	6.125%, 10/15/21	515,813

		1,289,813

	Publishing & Broadcasting (7.1%)
	LIN Television Corp.
1,025,000	6.375%, 01/15/21	1,066,000

	Nielsen Holdings N.V.
2,500,000	4.500%, 10/01/20	2,506,250

	Sirius XM Radio, Inc.
1,400,000	4.250%, 05/15/20 144A	1,368,500
1,325,000	5.875%, 10/01/20 144A	1,348,188
575,000	5.750%, 08/01/21 144A	575,359

	Starz, LLC
5,500,000	5.000%, 09/15/19	5,472,500

		12,336,797

	Real Estate Investment Trusts (15.0%)
	CBRE Services, Inc.
1,300,000	5.000%, 03/15/23	1,306,699

	Corrections Corporation of America
2,350,000	4.125%, 04/01/20	2,338,250
1,075,000	5.000%, 10/15/22	1,077,688
925,000	4.625%, 05/01/23	888,000

	DuPont Fabros Technology, Inc.
1,050,000	5.875%, 09/15/21	1,076,250

	Equinix, Inc.
1,000,000	4.875%, 04/01/20	1,017,500
2,250,000	5.375%, 01/01/22	2,238,750

	GEO Group, Inc.
3,100,000	6.625%, 02/15/21	3,224,000
1,725,000	5.875%, 01/15/22	1,776,750

	Iron Mountain, Inc.
296,000	8.375%, 08/15/21	304,436

1,625,000	6.000%, 08/15/23	1,625,000

	MPT Operating Partnership LP
3,925,000	6.875%, 05/01/21	4,101,625
625,000	6.375%, 02/01/22	653,125

	Omega Healthcare Investors, Inc.
650,000	6.750%, 10/15/22	673,855

	Ryman Hospitality Properties
1,550,000	5.000%, 04/15/21	1,550,000

	Sabra Health Care LP
2,000,000	5.500%, 02/01/21	2,085,000

		25,936,928

	Retail - Consumer Discretionary (2.3%)
	Limited Brands, Inc.
1,325,000	5.625%, 02/15/22	1,401,188

	Netflix, Inc.
600,000	5.375%, 02/01/21	622,500

	Party City Holdings, Inc.
420,000	6.125%, 08/15/23 144A	423,150

	Sally Holdings LLC/Sally Capital, Inc.
800,000	6.875%, 11/15/19	830,000
600,000	5.750%, 06/01/22	625,500

		3,902,338

	Semiconductors (0.9%)
	NXP Semiconductors B.V.
1,550,000	5.750%, 02/15/21 144A	1,612,000

	Software & Services (3.6%)
	Activision Blizzard, Inc.
1,100,000	5.625%, 09/15/21 144A	1,157,750
575,000	6.125%, 09/15/23 144A	610,938

	SunGard Data Systems, Inc.
1,700,000	7.375%, 11/15/18	1,734,000
2,675,000	7.625%, 11/15/20	2,775,313

		6,278,001

	Travel & Lodging (3.4%)
	Choice Hotels International, Inc.
800,000	5.750%, 07/01/22	854,000

	Hilton Worldwide Holdings, Inc.
4,850,000	5.625%, 10/15/21	5,025,813

		5,879,813

	Waste & Environment Services & Equipment (1.9%)
	ADS Waste Holdings, Inc.
900,000	8.250%, 10/01/20	897,750

	Covanta Holding Corp.
1,450,000	7.250%, 12/01/20	1,504,375
800,000	6.375%, 10/01/22	816,000

		3,218,125

	Wireless Telecommunications Services (0.4%)
	Hughes Satellite Systems
724,000	6.500%, 06/15/19	777,359

	Wireline Telecommunications Services (4.1%)
	CyrusOne LP
1,025,000	6.375%, 11/15/22	1,042,938

	GCI, Inc.
1,350,000	6.750%, 06/01/21	1,373,625

	Level 3 Communications, Inc.
800,000	7.000%, 06/01/20	828,000
2,325,000	6.125%, 01/15/21	2,390,123
600,000	5.375%, 08/15/22	583,500

	Zayo Group LLC/Zayo Cap

850,000	10.125%, 07/01/20		922,250

			7,140,436

	Total Investments (cost $160,117,647- note b)	91.3%	158,218,680
	Other assets less liabilities	8.7	15,058,832
	Net Assets	100.0%	$173,277,512

Percent of
Portfolio Distribution	Investments
Advertising & Marketing	1.5%
Aerospace & Defense	0.5
Apparel & Textile Products	3.6
Auto Parts Manufacturing	1.0
Cable & Satellite	2.6
Casinos & Gaming	0.8
Communications Equipment	1.6
Consumer Products	2.3
Consumer Services	8.6
Containers & Packaging	6.8
Entertainment Content	1.7
Entertainment Resources	8.2
Food & Beverage	3.6
Hardware	1.9
Health Care Facilities & Services	6.4
Industrial Distribution & Rental	1.0
Industrial Other	2.6
Leisure Products Manufacturing	2.1
Pipeline	0.8
Publishing & Broadcasting	7.8
Real Estate Investment Trusts	16.4
Retail - Consumer Discretionary	2.5
Semiconductors	1.0
Software & Services	4.0
Travel & Lodging	3.7
Waste & Environment Services & Equipment	2.0
Wireless Telecommunications Services	0.5
Wireline Telecommunications Services	4.5

100.0%

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2015
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2015, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $160,117,647 amounted to $1,898,967, which consisted of aggregate gross unrealized appreciation of $483,777 and aggregate gross unrealized depreciation of $2,382,744.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2015:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs+:
Corporate Obligations	158,218,680
Level 3 – Significant Unobservable Inputs	-
Total	$158,218,680
+See schedule of investments for a detailed listing of securities.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2015
(unaudited)

		Market
Shares	Common Stocks (92.4%)	Value	(a)

	Aerospace & Defense (1.3%)
75,454	Orbital ATK, Inc.	$5,422,879

	Apparel & Textile Products (0.7%)
33,322	Carter's, Inc.	3,020,306

	Cable & Satellite (3.7%)
15,961	Charter Communications, Inc.+	2,806,742
101,663	DISH Network Corp.+	5,931,019
46,034	EchoStar Corp.+	1,980,843
23,483	Time Warner Cable, Inc.	4,212,146
		14,930,750

	Casinos & Gaming (1.2%)
37,323	Churchill Downs, Inc.	4,994,191

	Catalog & Television Based Retailer (1.0%)
154,511	Liberty Interactive Corp.+	4,052,824

	Communications Equipment (1.1%)
66,099	ViaSat, Inc.+	4,249,505

	Consumer Finance (2.4%)
146,542	Fidelity National Information Services, Inc.	9,830,037

	Consumer Products (1.6%)
139,370	Prestige Brands, Inc.	6,293,949

	Consumer Services (7.6%)
82,046	ADT Corp.	2,453,175
319,963	Aramark Corp.	9,483,703
613,878	Service Corp. International	16,636,094
33,289	United Rentals, Inc.+	1,999,004
		30,571,976

	Containers & Packaging (11.9%)
59,669	Ball Corp.	3,711,412
135,464	Berry Plastics Corp.+	4,073,402
220,384	Crown Holdings, Inc.+	10,082,568
608,268	Graphic Packaging International	7,779,748
202,852	Sealed Air Corp.	9,509,702
192,985	Silgan Holdings, Inc.	10,042,939
58,467	Westrock Co.	3,007,542
		48,207,313

	Entertainment Content (1.8%)
201,604	Lions Gate Entertainment Corp.	7,419,027

	Entertainment Facilities (0.8%)
68,923	Six Flags Entertainment Corp.	3,155,295

	Entertainment Resources (2.7%)
207,729	AMC Entertainment	5,232,694
105,222	Live Nation Entertainment, Inc.+	2,529,537
167,540	Regal Entertainment	3,131,323
		10,893,554

	Exploration & Production (0.9%)
162,434	Antero Resources Corp.+	3,437,103

	Factory Automation Equipment (1.9%)
168,495	Sensata Technologies+	7,471,068

	Food & Beverage (5.8%)
47,494	Constellation Brands, Inc.	5,946,724
436,039	Cott Beverages, Inc.	4,722,302
237,153	Pinnacle Foods, Inc.	9,931,968
67,640	WhiteWave Foods Co.+	2,715,746
		23,316,740

	Generic Pharmaceuticals (0.6%)
63,931	Mylan NV+	2,573,862

	Hardware (2.3%)
225,470	CDW Corp.	9,212,704

	Health Care Facilities & Services (7.0%)
193,540	AmSurg Corp.+	15,039,993
170,232	Envision Healthcare Corp.+	6,262,835
91,190	HCA Holdings, Inc.+	7,054,458
		28,357,286

	Home Improvement (1.8%)
215,905	ServiceMaster Co.	7,243,613

	Industrial Distribution & Rental (1.2%)
170,867	HD Supply, Inc.+	4,890,214

	Information Services (1.0%)
163,449	TransUnion+	4,105,839

	Leisure Products Manufacturing (3.5%)
126,751	Jarden Corp.+	6,195,589
175,335	Vista Outdoor, Inc.+	7,790,134
		13,985,723

	Life Science Equipment (1.0%)
163,383	VWR Corp.+	4,197,309

	Lodging (0.9%)

52,046	Starwood Hotels & Resorts Worldwide, Inc.		3,460,018

	Packaged Food (2.3%)
53,563	J.M. Smucker Co.		6,111,003
43,809	Kraft Heinz Co.		3,092,039
			9,203,042

	Publishing & Broadcasting (6.7%)
17,063	Liberty Media Corp. Class A+		609,490
264,257	Liberty Media Corp. Class C+		9,106,296
224,935	Nielsen Holdings N.V.		10,002,859
198,357	Starz, LLC+		7,406,650
			27,125,295

	Real Estate Investment Trusts (2.4%)
110,128	CBRE Group, Inc.+		3,524,096
65,412	GEO Group, Inc.		1,945,353
87,524	Ryman Hospitality Properties		4,308,807
			9,778,256

	Retail - Consumer Discretionary (1.8%)
18,881	Netflix, Inc.+		1,949,652
332,640	Party City Holdings, Inc.+		5,312,261
			7,261,913

	Semiconductor Devices (2.4%)
15,846	Avago Technologies Ltd.		1,980,908
79,921	Broadcom Corp.		4,110,337
437,425	Cypress Semiconductor Corp.		3,726,861
			9,818,106

	Semiconductors (1.9%)
89,253	NXP Semiconductors N.V.+		7,771,259

	Software & Services (3.2%)
266,066	Activision Blizzard, Inc.		8,218,779
172,690	Sabre Corp.		4,693,714
			12,912,493

	Specialty Pharmaceuticals (0.7%)
10,085	Allergan PLC		2,741,204

	Travel & Lodging (1.9%)
341,717	Hilton Worldwide Holdings, Inc.		7,838,988

	Wireline Telecommunications Services (3.4%)
212,275	Level 3 Communications, Inc.+		9,274,295
172,970	Zayo Group Holdings, Inc.+		4,386,519
			13,660,814

	Total Investments (cost $351,846,195 - note b)	92.4%	373,404,455
	Other assets less liabilities	7.6	30,702,404
	Net Assets	100.0%	$404,106,859

	+ Non-income producing security.

Percent of
Portfolio Distribution	Investments
Aerospace & Defense	1.5%
Apparel & Textile Products	0.8
Cable & Satellite	4.0
Casinos & Gaming	1.3
Catalog & Television Based Retailer	1.1
Communications Equipment	1.1
Consumer Finance	2.6
Consumer Products	1.7
Consumer Services	8.2
Containers & Packaging	12.9
Entertainment Content	2.0
Entertainment Facilities	0.9
Entertainment Resources	2.9
Exploration & Production	0.9
Factory Automation Equipment	2.0
Food & Beverage	6.2
Generic Pharmaceuticals	0.7
Hardware	2.5
Health Care Facilities & Services	7.6
Home Improvement	1.9
Industrial Distribution & Rental	1.3
Information Services	1.1
Leisure Products Manufacturing	3.8
Life Science Equipment	1.1
Lodging	0.9
Packaged Food	2.5
Publishing & Broadcasting	7.3
Real Estate Investment Trusts	2.6
Retail - Consumer Discretionary	1.9
Semiconductor Devices	2.6
Semiconductors	2.1
Software & Services	3.5
Specialty Pharmaceuticals	0.7
Travel & Lodging	2.1
Wireline Telecommunications Services	3.7
100.0%

See accompanying notes to financial statements.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2015
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $352,090,958 amounted to $21,313,497, which consisted of aggregate gross unrealized appreciation of $45,308,246 and aggregate gross unrealized depreciation of $23,994,749.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2015:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices-Common Stocks+	$373,404,455
Level 2 – Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$373,404,455
+See schedule of investments for a detailed listing of securities.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA FUNDS TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, Trustee and President
November 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, Trustee and President
November 19, 2015

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
November 19, 2015